Share-Based Payments - Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, shares	150,757
Granted, shares	1,372
Exercised, shares	(47,740)
Forfeited, shares	(219)
Expired, shares	(379)
Outstanding, end of period, shares	103,791	[1]
Vested and expected to vest, end of period, shares	103,621	[2]
Exercisable, end of period, shares	100,078
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period, weighted-average exercise price per share (in dollars per share) | $ / shares	$ 27.27
Granted, weighted-average exercise price per share (in dollars per share) | $ / shares	35.74
Exercised, weighted-average exercise price per share (in dollars per share) | $ / shares	26.59
Forfeited, weighted-average exercise price per share (in dollars per share) | $ / shares	33.96
Expired, weighted-average exercise price per share (in dollars per share) | $ / shares	24.69
Outstanding, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	27.69	[1]
Vested and expected to vest, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	27.68	[2]
Exercisable, end of period, weighted-average exercise price per share (in dollars per share) | $ / shares	$ 27.47
Outstanding, end of period, weighted-average remaining contractual term	4 years 5 months	[1]
Vested and expected to vest, end of period, weighted-average remaining contractual term	4 years 5 months	[2]
Exercisable, end of period, weighted-average remaining contractual term	4 years 2 months
Outstanding, end of period, aggregate intrinsic value | $	$ 1,657	[1],[3]
Vested and expected to vest, end of period, aggregate intrinsic value | $	1,655	[2],[3]
Exercisable, end of period, aggregate intrinsic value | $	$ 1,619	[3]
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Number of shares modified to accelerate vesting	190

[1]	Includes the modification of approximately 190 thousand stock options to a few employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit a longer exercise term after termination.
[2]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[3]	Market price of our underlying common stock less exercise price.